Income Tax - Income Tax Expense (Benefit) Recognized in Other Comprehensive Income (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax
Unrealized gain or loss on available-for-sale financial assets	$ (3)	$ (2)	$ 2
Remeasurement on defined benefit plan	(344)	(347)	(39)
Total income tax benefit recognized in other comprehensive income	$ (347)	$ (349)	$ (37)